Annual Fund Operating Expenses - State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF - State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.28%